K&L Gates LLP
70 West Madison Street
Suite 3100
Chicago, IL 60602-4207

T 312.372.1121 www.klgates.com

Alan Goldberg
D 312.807.4227
F 312.827.8086
alan.goldberg@klgates.com

January 8, 2010

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Keeley Funds, Inc.
1933 Act Registration No. 333-124430
1940 Act Registration No. 811-21761

On behalf of Keeley Funds, Inc. (the “Corporation”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) post-effective amendment no. 16 to the Corporation’s registration statement under the Securities Act, which is also amendment no. 17 to its registration under the 1940 Act (the “Amendment”).

Reason for Amendment.  This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act to register a new series of the Corporation, designated Keeley Alternative Value Fund (the “Fund”).

Members of Fund Complex.  The Fund is advised by Keeley Asset Management Corp. (the “Adviser”), which is also investment adviser to the other series of the Corporation, designated Keeley Small Cap Value Fund, Keeley Small Cap Dividend Value Fund, Keeley Small-Mid Cap Value Fund, Keeley Mid Cap Value Fund and Keeley All Cap Value Fund (collectively, the “KEELEY Funds”).  The Adviser has selected Broadmark Asset Management, LLC (“Broadmark”) to serve as investment sub-adviser for the Fund.

Request for Selective Review.  As provided in Investment Company Act Release No. 13768 (February 15, 1984), we request selective review of this registration statement.  The Fund has the same investment adviser as the other KEELEY Funds.  The Adviser appointed Broadmark to provide sub-advisory services to the Fund and to manage market risk through the use of a hedging strategy.  The Fund has the same distributor as the other KEELEY Funds, and the shareholder services policies, such as the procedures for the purchase and redemption of shares, are identical to those of the other KEELEY Funds.

Effective Date.  This filing is being made pursuant to Rule 485(a)(2) under the Securities Act, with a designated effective date of March 24, 2010.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4227 or to Anna Paglia (312) 781-7163.

Very truly yours,

By:	/s/ Alan Goldberg
Alan Goldberg